SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Defined benefit plan liability	$ (100,430)	$ (91,533)
Less: fair value of plan asset or asset ceiling
Total	$ (100,430)	$ (91,533)